Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Accrued interest receivable		$ 59,489
Allowance for doubtful loan receivables	$ 23,772	1,217,710
Allowance on doubtful accounts	179,186	119,373
Accrued expenses	7,685	15,572
Lease liability	73,603
Net operating loss carrying forward	45,089	458,427
Less: valuation allowance	(42,208)	(1,401,891)
Total deferred tax assets	287,127	468,680
Deferred tax liabilities
Right-of-use assets	(86,504)
Timing difference on revenue recognition		(1,055,711)
Recognition of intangible assets arising from business combination	(994,471)	(1,148,545)
Deferred tax liabilities, net	$ (793,848)	$ (1,735,576)